INVESTMENTS IN REAL ESTATE SECURITIES	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Investments In Real Estate Securities
INVESTMENTS IN REAL ESTATE SECURITIES

7. INVESTMENTS IN REAL ESTATE SECURITIES

During 2013, New Residential acquired $1.3 billion face amount of Non-Agency RMBS for approximately $835.6 million and $608.9 million face amount of Agency ARM RMBS for approximately $645.5 million. In addition, Newcastle contributed $1.0 billion face amount of Agency ARM RMBS to New Residential during 2013, prior to the spin-off (Note 13). New Residential sold $729.7 million face amount of Non-Agency RMBS for approximately $521.9 million and recorded a gain of $52.7 million.

During the third quarter of 2013, Nationstar exercised their cleanup call option related to four Non-Agency RMBS deals, in which Nationstar was the master servicer. New Residential owned $2.6 million face amount of Non-Agency RMBS in these deals. New Residential received par on these securities, which had an amortized cost basis of $2.1 million prior to the repayment, and recorded interest income of $0.6 million related to these securities in the third quarter of 2013.

The following is a summary of New Residential’s real estate securities as of December 31, 2013 and 2012, all of which are classified as available-for-sale and are, therefore, reported at fair value with changes in fair value recorded in other comprehensive income, except for securities that are other-than-temporarily impaired.

			Gross Unrealized				Weighted Average
Asset Type	Outstanding Face Amount	Amortized Cost Basis	Gains	Losses	Carrying Value (A)	Number of Securities	Rating (B)	Coupon	Yield	Life (Years) (C)	Principal Subordination (D)
December 31, 2013
Agency ARM RMBS (E)(F)	$1,314,130	$1,403,215	$3,434	$(3,885)	$1,402,764	114	AAA	3.18%	1.33%	4.1	N/A
Non-Agency RMBS	872,866	566,760	7,618	(3,953)	570,425	100	CCC-	0.94%	4.68%	8.0	7.4%

Total/Weighted Average (G)	$2,186,996	$1,969,975	$11,052	$(7,838)	$1,973,189	214	BBB+	2.28%	2.66%	5.7

December 31, 2012
Non-Agency RMBS	$433,510	$274,230	$15,856	$(330)	$289,756	29	CC	0.63%	6.55%	6.8	10.0%

(A)	Fair value, which is equal to carrying value for all securities. See Note 12 regarding the estimation of fair value.
(B)	Represents the weighted average of the ratings of all securities in each asset type, expressed as an S&P equivalent rating. This excludes the ratings of two non-agency bonds with a face amount of $6.3 million for which New Residential was unable to obtain rating information. For each security rated by multiple rating agencies, the lowest rating is used. New Residential used an implied AAA rating for the Agency ARM RMBS. Ratings provided were determined by third party rating agencies, represent the most recent credit ratings available as of the reporting date and may not be current.
(C)	The weighted average life is based on the timing of expected principal reduction on the assets.
(D)	Percentage of the outstanding face amount of securities and residual interests that is subordinate to New Residential’s investments.
(E)	Includes securities issued or guaranteed by U.S. Government agencies such as the Federal National Mortgage Association (“Fannie Mae”) or the Federal Home Loan Mortgage Corporation (“Freddie Mac”).
(F)	Amortized cost basis and carrying value include principal receivable of $10.6 million.
(G)	The total outstanding face amount was $6.6 million for fixed rate securities and $2.2 billion for floating rate securities.

Unrealized losses that are considered other-than-temporary are recognized currently in earnings. During the year ended December 31, 2013, New Residential recorded OTTI of $5.0 million, of which $3.8 million was recorded with respect to real estate securities included in the spin-off on May 15, 2013. Based on Newcastle management’s analysis of these securities, Newcastle determined it did not have the intent to hold the securities past May 15, 2013. New Residential has also recorded OTTI of $1.0 million with respect to real estate securities sold in January 2014 that were in an unrealized loss position as of December 31, 2013 since New Residential determined that it did not have the intent to hold the securities, as well as $0.3 million with respect to expected credit loss related to real estate securities in an unrealized loss position as of December 31, 2013, based on management’s analysis of expected cash flows of these securities. Any remaining unrealized losses on New Residential’s securities were primarily the result of changes in market factors, rather than issuer-specific credit impairment. New Residential performed analyses in relation to such securities, using management’s best estimate of their cash flows, which support its belief that the carrying values of such securities were fully recoverable over their expected holding period. New Residential has no intent to sell, and is not more likely than not to be required to sell, these securities.

The following table summarizes New Residential’s securities in an unrealized loss position as of December 31, 2013.

		Amortized Cost Basis						Weighted Average
Securities in an Unrealized Loss Position	Outstanding Face Amount	Before Impairment	Other- Than- Temporary Impairment (A)	After Impairment	Gross Unrealized Losses	Carrying Value	Number of Securities	Rating (B)	Coupon	Yield	Life (Years)

Less than Twelve Months	$878,993	$827,517	$(1,470)	$826,047	$(7,542)	$818,505	78	A-	2.54%	2.07%	5.5

Twelve or More Months	48,078	51,930	(601)	51,329	(296)	51,033	7	AAA	3.36%	1.28%	3.3

Total/Weighted Average	$927,071	$879,447	$(2,071)	$877,376	$(7,838)	$869,538	85	A-	2.58%	2.03%	5.4

(A)	This amount represents other-than-temporary impairment recorded on securities that are in an unrealized loss position as of December 31, 2013.
(B)	The rating of securities in an unrealized loss position for less than twelve months excludes the rating of one bond for which New Residential was unable to obtain rating information.

New Residential performed an assessment of all of its debt securities that are in an unrealized loss position (unrealized loss position exists when a security’s amortized cost basis, excluding the effect of OTTI, exceeds its fair value) and determined the following:

	December 31, 2013
			Unrealized Losses
	Fair Value	Amortized Cost Basis After Impairment	Credit (A)	Non-Credit (B)
Securities New Residential intends to sell (C)	$164,666	$164,666	$(988)	$—
Securities New Residential is more likely than not to be required to sell (D)	—	—	—	N/A
Securities New Residential has no intent to sell and is not more likely than not to be required to sell:
Credit impaired securities	288,306	290,487	(2,071)	(2,181)
Non-credit impaired securities	581,232	586,889	—	(5,657)

Total debt securities in an unrealized loss position	$1,034,204	$1,042,042	$(3,059)	$(7,838)

(A)	This amount is required to be recorded as other-than-temporary impairment through earnings. In measuring the portion of credit losses, New Residential’s management estimates the expected cash flow for each of the securities. This evaluation includes a review of the credit status and the performance of the collateral supporting those securities, including the credit of the issuer, key terms of the securities and the effect of local, industry and broader economic trends. Significant inputs in estimating the cash flows include management’s expectations of prepayment speeds, default rates and loss severities. Credit losses are measured as the decline in the present value of the expected future cash flows discounted at the investment’s effective interest rate.
(B)	This amount represents unrealized losses on securities that are due to non-credit factors and recorded through other comprehensive income.
(C)	Securities New Residential intends to sell have a fair value equal to their amortized cost basis after impairment, and, therefore do not have unrealized losses reflected in other comprehensive income as of December 31, 2013.
(D)	New Residential may, at times, be more likely than not to be required to sell certain securities for liquidity purposes. While the amount of the securities to be sold may be an estimate, and the securities to be sold have not yet been identified, New Residential must make its best estimate, which is subject to significant judgment regarding future events, and may differ materially from actual future sales.

The following table summarizes the activity related to credit losses on debt securities:

	2013	2012

Beginning balance of credit losses on debt securities for which a portion of an OTTI was recognized in other comprehensive income	$—	$—

Additions for credit losses on securities for which an OTTI was not previously recognized	4,993	—

Reduction for credit losses on securities for which no OTTI was recognized in other comprehensive income at the current measurement date	(2,878)	—

Reduction for securities sold during the period	(44)	—

Ending balance of credit losses on debt securities for which a portion of an OTTI was recognized in other comprehensive income	$2,071	$—

The securities are encumbered by certain repurchase agreements, as described in Note 11, as of December 31, 2013.

The table below summarizes the geographic distribution of the collateral securing New Residential’s Non-Agency RMBS as of December 31, 2013:

Geographic Location	Outstanding Face Amount	Percentage of Total Outstanding
Western U.S.	$317,111	36.3%
Southeastern U.S.	198,298	22.7%
Northeastern U.S.	164,481	18.9%
Midwestern U.S.	98,682	11.3%
Southwestern U.S.	51,425	5.9%
Other (A)	42,869	4.9%

	$872,866	100.0%

(A)	Represents collateral for which New Residential was unable to obtain geographic information.

New Residential evaluates the credit quality of its real estate securities, as of the acquisition date, for evidence of credit quality deterioration. As a result, New Residential identified a population of real estate securities for which it was determined that it was probable that New Residential would be unable to collect all contractually required payments. For those securities acquired during the year ended December 31, 2013, the face amount was $1.1 billion, the total expected cash flows were $0.9 billion and the fair value was $0.7 billion on the dates that New Residential purchased the respective securities.

The following is the outstanding face amount and carrying value for securities as of December 31, 2013 and December 31, 2012, for which, as of the acquisition date, it was probable that New Residential would be unable to collect all contractually required payments:

	Outstanding Face Amount	Carrying Value
December 31, 2013	$729,895	$483,680
December 31, 2012	$342,013	$212,129

The following is a summary of the changes in accretable yield for these securities:

	Year Ended December 31,
	2013	2012
Beginning Balance	$90,077	$—
Additions	155,854	80,636
Accretion	(19,939)	(3,195)
Reclassifications from non-accretable difference	40,785	12,636
Disposals	(123,710)	—

Ending Balance	$143,067	$90,077

5. INVESTMENTS IN REAL ESTATE SECURITIES

During 2012, Newcastle contributed approximately $258.0 million face amount of Non-Agency residential mortgage backed securities (“RMBS”), which had a fair value of approximately $164.1 million on the contribution date, to New Residential. Furthermore, New Residential acquired an additional $193.8 million face amount of Non-Agency RMBS for approximately $121.3 million during 2012.

The following is a summary of New Residential’s real estate securities at December 31, 2012, all of which are classified as available-for-sale and are, therefore, reported at fair value with changes in fair value recorded in other comprehensive income.

			Gross Unrealized				Weighted Average
Asset Type	Outstanding Face Amount	Amortized Cost Basis	Gains	Losses	Carrying Value (A)	Number of Securities	Rating (B)	Coupon	Yield	Maturity (Years) (C)	Principal Subordination (D)
ABS-Subprime (E)	$433,510	$274,230	$15,856	$(330)	$289,756	29	CC	0.63%	6.55%	6.8	10.0%

(A)	Fair value, which is equal to carrying value for all securities. See Note 7 regarding the estimation of fair value.

(B)	Represents the weighted average of the ratings of all securities in each asset type, expressed as an S&P equivalent rating. For each security rated by multiple rating agencies, the lowest rating is used. Ratings provided were determined by third party rating agencies as of a particular date, may not be current and are subject to change at any time.
(C)	The weighted average maturity is based on the timing of expected principal reduction on the assets.
(D)	Percentage of the outstanding face amount of securities and residual interests that is subordinate to New Residential’s investments.
(E)	The total outstanding face amount of fixed rate securities was $1.1 million, and of floating rate securities was $432.4 million.

During the year ended December 31, 2012, New Residential recorded no other-than-temporary impairment charge (“OTTI”) related to its real estate securities. The unrealized losses on New Residential’s securities were primarily the result of changes in market factors, rather than issue-specific credit impairment. New Residential performed analyses in relation to such securities, using management’s best estimate of their cash flows, which support its belief that the carrying values of such securities were fully recoverable over their expected holding period. New Residential has no intent to sell and is not more likely than not to be required to sell these securities. The following table summarizes New Residential’s securities in an unrealized loss position as of December 31, 2012.

			GrossUnrealized				Weighted Average
Securities in an Unrealized Loss Position	Outstanding Face Amount	Amortized Cost Basis	Gains	Losses	Carrying Value	Number of Securities	Rating	Coupon	Yield	Maturity (Years)
Less than Twelve Months	$15,747	$9,945	$—	$(330)	$9,615	4	CC	1.46%	5.91%	7.2
Twelve of More Months	—	—	—	—	—	—	—	—	—	—

Total	$15,747	$9,945	$—	$(330)	$9,615	4	CC	1.46%	5.91%	7.2

The table below summarizes the geographic distribution of the collateral securing New Residential’s real estate securities at December 31, 2012:

	December 31, 2012
Geographic Location	Outstanding Face Amount	Percentage
Western U.S.	$151,227	34.9%
Southeastern U.S.	100,636	23.2%
Northeastern U.S.	95,565	22.0%
Midwestern U.S.	43,230	10.0%
Southwestern U.S	42,852	9.9%

	$433,510	100.0%

New Residential evaluates the credit quality of its real estate securities, as of the acquisition date, for evidence of credit quality deterioration. As a result, we identified a population of real estate securities for which it was determined that it was probable that we would be unable to collect all contractually required payments. At December 31, 2012, these securities had a face amount of $342.0 million and a carrying value of $212.1 million. On their respective acquisition dates, the face amount of these real estate securities was $351.8 million, with total expected cash flows of $285.9 and a fair value of $205.3 million. The following is a summary of the changes in accretable yield for these securities during the year ended December 31, 2012.

For the year ended December 31, 2012
Balance at December 31, 2011	$—
Additions	80,636
Accretion	(3,195)
Reclassifications from nonaccretable difference	12,636
Disposals	—

Balance at December 31, 2012	$90,077